FOREIGN EXCHANGE (GAINS) LOSSES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Foreign Currency [Abstract]
Schedule of Foreign Exchange Contracts

year ended December 31	2024	2023	2022
(millions of Canadian $)

Derivative instruments held for trading (Note 28)	418	(401)	151
Other	(271)	81	34
	147	(320)	185